Investments in Real Estate-Related Securities	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in Real Estate-Related Securities
5. Investments in Real Estate-Related Securities
The following tables summarize our investments in real estate-related debt securities by asset type:

	September 30, 2021
$ in thousands	Principal Balance	Unamortized Premium (Discount)	Amortized Cost	Unrealized Gain (Loss), Net	Fair Value	Period-end Weighted Average Yield	Weighted-Average Maturity Date
Non-agency CMBS	$2,846	$141	$2,987	$(3)	$2,984	2.53%	11/30/2033
Corporate debt	1,125	86	1,211	14	1,225	1.90%	5/3/2024

Total	$3,971	$227	$4,198	$11	$4,209

	December 31, 2020
$ in thousands	Principal Balance	Unamortized Premium (Discount)	Amortized Cost	Unrealized Gain (Loss), Net	Fair Value	Period-end Weighted Average Yield	Weighted-Average Maturity Date
Non-agency CMBS	$716	$11	$727	$2	$729	3.39%	1/22/2032
Corporate debt	125	9	134	3	137	2.55%	1/15/2025

Total	$841	$20	$861	$5	$866

As of September 30, 2021 and December 31, 2020, we also hold investments in preferred stock of real estate investment trusts with a fair value of $0.3 million and approximately $11,000, respectively, and a period-end
weighted average yield of 6.83% and 6.52%, respectively.